Shareholder Report, Holdings (Details)	Dec. 31, 2025
Royce Small-Cap Fund - Consultant Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Fund - Consultant Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Small-Cap Fund - Consultant Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Consultant Class | Cirrus Logic [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Fund - Consultant Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Fund - Consultant Class | E-L Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Consultant Class | ESAB Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Consultant Class | JBT Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Consultant Class | Quaker Houghton [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Consultant Class | Digi International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Consultant Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Consultant Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Royce Small-Cap Fund - Consultant Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Royce Small-Cap Fund - Consultant Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Royce Small-Cap Fund - Consultant Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce Small-Cap Fund - Consultant Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Fund - Consultant Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Royce Small-Cap Fund - Consultant Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Fund - Consultant Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Fund - Consultant Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Consultant Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Fund - Investment Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Fund - Investment Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Small-Cap Fund - Investment Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Investment Class | Cirrus Logic [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Fund - Investment Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Fund - Investment Class | E-L Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Investment Class | ESAB Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Investment Class | JBT Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Investment Class | Quaker Houghton [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Investment Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Royce Small-Cap Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Royce Small-Cap Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Royce Small-Cap Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce Small-Cap Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Royce Small-Cap Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Fund - Investment Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Fund - Institutional Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Fund - Institutional Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Small-Cap Fund - Institutional Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Institutional Class | Cirrus Logic [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Fund - Institutional Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Fund - Institutional Class | E-L Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Institutional Class | ESAB Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Institutional Class | JBT Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Institutional Class | Quaker Houghton [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Institutional Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Royce Small-Cap Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Royce Small-Cap Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Royce Small-Cap Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce Small-Cap Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Royce Small-Cap Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Fund - Service Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Fund - Service Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Small-Cap Fund - Service Class | Element Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Fund - Service Class | Cirrus Logic [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Fund - Service Class | SEI Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Small-Cap Fund - Service Class | E-L Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Service Class | ESAB Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Fund - Service Class | JBT Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Service Class | Quaker Houghton [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Service Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Royce Small-Cap Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Royce Small-Cap Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Royce Small-Cap Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce Small-Cap Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Royce Small-Cap Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Small-Cap Fund - Service Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Royce Small-Cap Fund - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce SMid-Cap Total Return Fund - Institutional Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Royce SMid-Cap Total Return Fund - Institutional Class | FTAI Aviation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce SMid-Cap Total Return Fund - Institutional Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce SMid-Cap Total Return Fund - Institutional Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce SMid-Cap Total Return Fund - Institutional Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce SMid-Cap Total Return Fund - Institutional Class | Vontier Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce SMid-Cap Total Return Fund - Institutional Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce SMid-Cap Total Return Fund - Institutional Class | AptarGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce SMid-Cap Total Return Fund - Institutional Class | Kulicke & Soffa Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce SMid-Cap Total Return Fund - Institutional Class | Silgan Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce SMid-Cap Total Return Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Royce SMid-Cap Total Return Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Royce SMid-Cap Total Return Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Royce SMid-Cap Total Return Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce SMid-Cap Total Return Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce SMid-Cap Total Return Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Royce SMid-Cap Total Return Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce SMid-Cap Total Return Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce SMid-Cap Total Return Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Royce SMid-Cap Total Return Fund - Service Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Royce SMid-Cap Total Return Fund - Service Class | FTAI Aviation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce SMid-Cap Total Return Fund - Service Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Royce SMid-Cap Total Return Fund - Service Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce SMid-Cap Total Return Fund - Service Class | Kyndryl Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce SMid-Cap Total Return Fund - Service Class | Vontier Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce SMid-Cap Total Return Fund - Service Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce SMid-Cap Total Return Fund - Service Class | AptarGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce SMid-Cap Total Return Fund - Service Class | Kulicke & Soffa Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce SMid-Cap Total Return Fund - Service Class | Silgan Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce SMid-Cap Total Return Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Royce SMid-Cap Total Return Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Royce SMid-Cap Total Return Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Royce SMid-Cap Total Return Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce SMid-Cap Total Return Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce SMid-Cap Total Return Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Royce SMid-Cap Total Return Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce SMid-Cap Total Return Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce SMid-Cap Total Return Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Royce International Premier Fund - Investment Class | Diploma [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce International Premier Fund - Investment Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[1],[2]
Royce International Premier Fund - Investment Class | DiscoverIE Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce International Premier Fund - Investment Class | Riken Keiki [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce International Premier Fund - Investment Class | Gaztransport Et Technigaz [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Investment Class | USS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Investment Class | BML [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Investment Class | Maruwa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Investment Class | CTS Eventim AG & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce International Premier Fund - Investment Class | Zuken [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce International Premier Fund - Investment Class | OBIC Business Consultants [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce International Premier Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Royce International Premier Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Royce International Premier Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Royce International Premier Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Royce International Premier Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Royce International Premier Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Investment Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce International Premier Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Royce International Premier Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Royce International Premier Fund - Investment Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[1],[2]
Royce International Premier Fund - Investment Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[1],[2]
Royce International Premier Fund - Investment Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[1],[2]
Royce International Premier Fund - Investment Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1],[2]
Royce International Premier Fund - Investment Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1],[2]
Royce International Premier Fund - Investment Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1],[2]
Royce International Premier Fund - Investment Class | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1],[2]
Royce International Premier Fund - Investment Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1],[2]
Royce International Premier Fund - Investment Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1],[2]
Royce International Premier Fund - Institutional Class | Diploma [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce International Premier Fund - Institutional Class | DiscoverIE Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce International Premier Fund - Institutional Class | Riken Keiki [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce International Premier Fund - Institutional Class | Gaztransport Et Technigaz [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Institutional Class | USS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Institutional Class | BML [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Institutional Class | Maruwa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Institutional Class | CTS Eventim AG & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce International Premier Fund - Institutional Class | Zuken [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce International Premier Fund - Institutional Class | OBIC Business Consultants [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce International Premier Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Royce International Premier Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Royce International Premier Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Royce International Premier Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Royce International Premier Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Royce International Premier Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce International Premier Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Royce International Premier Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Royce International Premier Fund - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[3],[4]
Royce International Premier Fund - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[3],[4]
Royce International Premier Fund - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[3],[4]
Royce International Premier Fund - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3],[4]
Royce International Premier Fund - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3],[4]
Royce International Premier Fund - Institutional Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3],[4]
Royce International Premier Fund - Institutional Class | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3],[4]
Royce International Premier Fund - Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3],[4]
Royce International Premier Fund - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3],[4]
Royce International Premier Fund - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[3],[4]
Royce International Premier Fund - Service Class | Diploma [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce International Premier Fund - Service Class | DiscoverIE Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce International Premier Fund - Service Class | Riken Keiki [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce International Premier Fund - Service Class | Gaztransport Et Technigaz [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Service Class | USS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Service Class | BML [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Service Class | Maruwa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Service Class | CTS Eventim AG & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce International Premier Fund - Service Class | Zuken [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce International Premier Fund - Service Class | OBIC Business Consultants [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce International Premier Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Royce International Premier Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Royce International Premier Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Royce International Premier Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Royce International Premier Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Royce International Premier Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce International Premier Fund - Service Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce International Premier Fund - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Royce International Premier Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Royce International Premier Fund - Service Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[5],[6]
Royce International Premier Fund - Service Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[5],[6]
Royce International Premier Fund - Service Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[5],[6]
Royce International Premier Fund - Service Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5],[6]
Royce International Premier Fund - Service Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5],[6]
Royce International Premier Fund - Service Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5],[6]
Royce International Premier Fund - Service Class | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[5],[6]
Royce International Premier Fund - Service Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[5],[6]
Royce International Premier Fund - Service Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5],[6]
Royce International Premier Fund - Service Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%	[5],[6]
Royce Micro-Cap Fund - Consultant Class | Establishment Labs Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Consultant Class | Sprott [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Consultant Class | Natural Gas Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Consultant Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Consultant Class | LightPath Technologies Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Consultant Class | Bel Fuse Cl. B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Consultant Class | Investar Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Consultant Class | nLIGHT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Consultant Class | NWPX Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Consultant Class | NPK International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Consultant Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Royce Micro-Cap Fund - Consultant Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Royce Micro-Cap Fund - Consultant Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Royce Micro-Cap Fund - Consultant Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Royce Micro-Cap Fund - Consultant Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Royce Micro-Cap Fund - Consultant Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Micro-Cap Fund - Consultant Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Royce Micro-Cap Fund - Consultant Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Micro-Cap Fund - Consultant Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Micro-Cap Fund - Consultant Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Micro-Cap Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Micro-Cap Fund - Investment Class | Establishment Labs Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Investment Class | Sprott [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Investment Class | Natural Gas Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Investment Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Investment Class | LightPath Technologies Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Investment Class | Bel Fuse Cl. B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Investment Class | Investar Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Investment Class | nLIGHT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Investment Class | NWPX Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Investment Class | NPK International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Royce Micro-Cap Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Royce Micro-Cap Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Royce Micro-Cap Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Royce Micro-Cap Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Royce Micro-Cap Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Micro-Cap Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Royce Micro-Cap Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Micro-Cap Fund - Investment Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Micro-Cap Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Micro-Cap Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Micro-Cap Fund - Service Class | Establishment Labs Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Service Class | Sprott [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Service Class | Natural Gas Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Service Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Service Class | LightPath Technologies Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Micro-Cap Fund - Service Class | Bel Fuse Cl. B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Service Class | Investar Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Service Class | nLIGHT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Service Class | NWPX Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Service Class | NPK International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Micro-Cap Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Royce Micro-Cap Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Royce Micro-Cap Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Royce Micro-Cap Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Royce Micro-Cap Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Royce Micro-Cap Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Micro-Cap Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Royce Micro-Cap Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Micro-Cap Fund - Service Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Micro-Cap Fund - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Royce Micro-Cap Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Opportunity Fund - Consultant Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Consultant Class | TETRA Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Consultant Class | DNOW [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Consultant Class | Capstone Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Consultant Class | Resideo Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Select Water Solutions Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Astronics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | FormFactor [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Orion Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | BankUnited [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Consultant Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Royce Small-Cap Opportunity Fund - Consultant Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Royce Small-Cap Opportunity Fund - Consultant Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Royce Small-Cap Opportunity Fund - Consultant Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Royce Small-Cap Opportunity Fund - Consultant Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Opportunity Fund - Consultant Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Royce Small-Cap Opportunity Fund - Consultant Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce Small-Cap Opportunity Fund - Consultant Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Small-Cap Opportunity Fund - Consultant Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Opportunity Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Opportunity Fund - Investment Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Investment Class | TETRA Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Investment Class | DNOW [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Investment Class | Capstone Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Investment Class | Resideo Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Select Water Solutions Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Astronics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | FormFactor [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Orion Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | BankUnited [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Royce Small-Cap Opportunity Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Royce Small-Cap Opportunity Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Royce Small-Cap Opportunity Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Royce Small-Cap Opportunity Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Opportunity Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Royce Small-Cap Opportunity Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce Small-Cap Opportunity Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Small-Cap Opportunity Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Opportunity Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Opportunity Fund - Institutional Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Institutional Class | TETRA Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Institutional Class | DNOW [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Institutional Class | Capstone Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Institutional Class | Resideo Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Select Water Solutions Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Astronics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | FormFactor [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Orion Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | BankUnited [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Royce Small-Cap Opportunity Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Royce Small-Cap Opportunity Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Royce Small-Cap Opportunity Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Royce Small-Cap Opportunity Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Opportunity Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Royce Small-Cap Opportunity Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce Small-Cap Opportunity Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Small-Cap Opportunity Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Opportunity Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Opportunity Fund - R Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - R Class | TETRA Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - R Class | DNOW [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - R Class | Capstone Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - R Class | Resideo Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Select Water Solutions Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Astronics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | FormFactor [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Orion Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | BankUnited [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - R Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Royce Small-Cap Opportunity Fund - R Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Royce Small-Cap Opportunity Fund - R Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Royce Small-Cap Opportunity Fund - R Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Royce Small-Cap Opportunity Fund - R Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Opportunity Fund - R Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Royce Small-Cap Opportunity Fund - R Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce Small-Cap Opportunity Fund - R Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Small-Cap Opportunity Fund - R Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Opportunity Fund - R Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Opportunity Fund - Service Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Service Class | TETRA Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Service Class | DNOW [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Service Class | Capstone Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Opportunity Fund - Service Class | Resideo Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | Select Water Solutions Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | Astronics Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | FormFactor [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | Orion Group Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | BankUnited [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Small-Cap Opportunity Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Royce Small-Cap Opportunity Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Royce Small-Cap Opportunity Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Royce Small-Cap Opportunity Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Royce Small-Cap Opportunity Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Opportunity Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Royce Small-Cap Opportunity Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Royce Small-Cap Opportunity Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Royce Small-Cap Opportunity Fund - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Opportunity Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Premier Fund - Consultant Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Premier Fund - Consultant Class | ESAB Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Consultant Class | JBT Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Premier Fund - Consultant Class | Quaker Houghton [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Consultant Class | MKS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Premier Fund - Consultant Class | RBC Bearings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Consultant Class | Stella-Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Consultant Class | Colliers International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Consultant Class | FirstService Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Consultant Class | TMX Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Consultant Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
Royce Premier Fund - Consultant Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Royce Premier Fund - Consultant Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Royce Premier Fund - Consultant Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Premier Fund - Consultant Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Royce Premier Fund - Consultant Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Royce Premier Fund - Consultant Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Premier Fund - Consultant Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Royce Premier Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Premier Fund - Investment Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Premier Fund - Investment Class | ESAB Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Investment Class | JBT Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Premier Fund - Investment Class | Quaker Houghton [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Investment Class | MKS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Premier Fund - Investment Class | RBC Bearings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Investment Class | Stella-Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Investment Class | Colliers International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Investment Class | FirstService Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Investment Class | TMX Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
Royce Premier Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Royce Premier Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Royce Premier Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Premier Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Royce Premier Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Royce Premier Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Premier Fund - Investment Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Royce Premier Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Premier Fund - Institutional Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Premier Fund - Institutional Class | ESAB Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Institutional Class | JBT Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Premier Fund - Institutional Class | Quaker Houghton [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Institutional Class | MKS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Premier Fund - Institutional Class | RBC Bearings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Institutional Class | Stella-Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Institutional Class | Colliers International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Institutional Class | FirstService Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Institutional Class | TMX Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
Royce Premier Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Royce Premier Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Royce Premier Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Premier Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Royce Premier Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Royce Premier Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Premier Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Royce Premier Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Premier Fund - Service Class | Arcosa [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Premier Fund - Service Class | ESAB Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Service Class | JBT Marel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Royce Premier Fund - Service Class | Quaker Houghton [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Service Class | MKS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Premier Fund - Service Class | RBC Bearings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Service Class | Stella-Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Service Class | Colliers International Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Royce Premier Fund - Service Class | FirstService Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Service Class | TMX Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Premier Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
Royce Premier Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Royce Premier Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Royce Premier Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Premier Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Royce Premier Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Royce Premier Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Premier Fund - Service Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Royce Premier Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Special Equity Fund - Consultant Class | Standard Motor Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Royce Small-Cap Special Equity Fund - Consultant Class | Mueller Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Royce Small-Cap Special Equity Fund - Consultant Class | TEGNA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Consultant Class | Diamond Hill Investment Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Consultant Class | Ennis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Royce Small-Cap Special Equity Fund - Consultant Class | Movado Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Royce Small-Cap Special Equity Fund - Consultant Class | Ingles Markets Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce Small-Cap Special Equity Fund - Consultant Class | Vishay Intertechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Small-Cap Special Equity Fund - Consultant Class | Macy’s [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Small-Cap Special Equity Fund - Consultant Class | John B. Sanfilippo & Son [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Royce Small-Cap Special Equity Fund - Consultant Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Royce Small-Cap Special Equity Fund - Consultant Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Royce Small-Cap Special Equity Fund - Consultant Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Royce Small-Cap Special Equity Fund - Consultant Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Small-Cap Special Equity Fund - Consultant Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Royce Small-Cap Special Equity Fund - Consultant Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Royce Small-Cap Special Equity Fund - Consultant Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Royce Small-Cap Special Equity Fund - Consultant Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Special Equity Fund - Consultant Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Royce Small-Cap Special Equity Fund - Investment Class | Standard Motor Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Royce Small-Cap Special Equity Fund - Investment Class | Mueller Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Royce Small-Cap Special Equity Fund - Investment Class | TEGNA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Investment Class | Diamond Hill Investment Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Investment Class | Ennis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Royce Small-Cap Special Equity Fund - Investment Class | Movado Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Royce Small-Cap Special Equity Fund - Investment Class | Ingles Markets Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce Small-Cap Special Equity Fund - Investment Class | Vishay Intertechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Small-Cap Special Equity Fund - Investment Class | Macy’s [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Small-Cap Special Equity Fund - Investment Class | John B. Sanfilippo & Son [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Royce Small-Cap Special Equity Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Royce Small-Cap Special Equity Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Royce Small-Cap Special Equity Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Royce Small-Cap Special Equity Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Small-Cap Special Equity Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Royce Small-Cap Special Equity Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Royce Small-Cap Special Equity Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Royce Small-Cap Special Equity Fund - Investment Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Special Equity Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Royce Small-Cap Special Equity Fund - Institutional Class | Standard Motor Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Royce Small-Cap Special Equity Fund - Institutional Class | Mueller Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Royce Small-Cap Special Equity Fund - Institutional Class | TEGNA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Institutional Class | Diamond Hill Investment Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Institutional Class | Ennis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Royce Small-Cap Special Equity Fund - Institutional Class | Movado Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Royce Small-Cap Special Equity Fund - Institutional Class | Ingles Markets Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce Small-Cap Special Equity Fund - Institutional Class | Vishay Intertechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Small-Cap Special Equity Fund - Institutional Class | Macy’s [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Small-Cap Special Equity Fund - Institutional Class | John B. Sanfilippo & Son [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Royce Small-Cap Special Equity Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Royce Small-Cap Special Equity Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Royce Small-Cap Special Equity Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Royce Small-Cap Special Equity Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Small-Cap Special Equity Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Royce Small-Cap Special Equity Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Royce Small-Cap Special Equity Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Royce Small-Cap Special Equity Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Special Equity Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Royce Small-Cap Special Equity Fund - Service Class | Standard Motor Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Royce Small-Cap Special Equity Fund - Service Class | Mueller Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Royce Small-Cap Special Equity Fund - Service Class | TEGNA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Service Class | Diamond Hill Investment Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Service Class | Ennis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Royce Small-Cap Special Equity Fund - Service Class | Movado Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Royce Small-Cap Special Equity Fund - Service Class | Ingles Markets Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Royce Small-Cap Special Equity Fund - Service Class | Vishay Intertechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Small-Cap Special Equity Fund - Service Class | Macy’s [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Royce Small-Cap Special Equity Fund - Service Class | John B. Sanfilippo & Son [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Royce Small-Cap Special Equity Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Royce Small-Cap Special Equity Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Royce Small-Cap Special Equity Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Royce Small-Cap Special Equity Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Royce Small-Cap Special Equity Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Royce Small-Cap Special Equity Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Royce Small-Cap Special Equity Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Royce Small-Cap Special Equity Fund - Service Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Small-Cap Special Equity Fund - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Special Equity Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Royce Small-Cap Total Return Fund - Consultant Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Total Return Fund - Consultant Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Small-Cap Total Return Fund - Consultant Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - Consultant Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - Consultant Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Total Return Fund - Consultant Class | Kulicke & Soffa Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Small-Cap Total Return Fund - Consultant Class | Hackett Group (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - Consultant Class | Ingevity Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - Consultant Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Total Return Fund - Consultant Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Consultant Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Royce Small-Cap Total Return Fund - Consultant Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Royce Small-Cap Total Return Fund - Consultant Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Total Return Fund - Consultant Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - Consultant Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Royce Small-Cap Total Return Fund - Consultant Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Royce Small-Cap Total Return Fund - Consultant Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Small-Cap Total Return Fund - Consultant Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Small-Cap Total Return Fund - Consultant Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Total Return Fund - Consultant Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Total Return Fund - Investment Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Total Return Fund - Investment Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Small-Cap Total Return Fund - Investment Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - Investment Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - Investment Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Total Return Fund - Investment Class | Kulicke & Soffa Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Small-Cap Total Return Fund - Investment Class | Hackett Group (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - Investment Class | Ingevity Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - Investment Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Total Return Fund - Investment Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Royce Small-Cap Total Return Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Royce Small-Cap Total Return Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Total Return Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Royce Small-Cap Total Return Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Royce Small-Cap Total Return Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Small-Cap Total Return Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Small-Cap Total Return Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Total Return Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Total Return Fund - Institutional Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Total Return Fund - Institutional Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Small-Cap Total Return Fund - Institutional Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - Institutional Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - Institutional Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Total Return Fund - Institutional Class | Kulicke & Soffa Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Small-Cap Total Return Fund - Institutional Class | Hackett Group (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - Institutional Class | Ingevity Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - Institutional Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Total Return Fund - Institutional Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Royce Small-Cap Total Return Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Royce Small-Cap Total Return Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Total Return Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Royce Small-Cap Total Return Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Royce Small-Cap Total Return Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Small-Cap Total Return Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Small-Cap Total Return Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Total Return Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Total Return Fund - R Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Total Return Fund - R Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Small-Cap Total Return Fund - R Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - R Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - R Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Total Return Fund - R Class | Kulicke & Soffa Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Small-Cap Total Return Fund - R Class | Hackett Group (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - R Class | Ingevity Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - R Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Total Return Fund - R Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - R Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Royce Small-Cap Total Return Fund - R Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Royce Small-Cap Total Return Fund - R Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Total Return Fund - R Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - R Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Royce Small-Cap Total Return Fund - R Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Royce Small-Cap Total Return Fund - R Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Small-Cap Total Return Fund - R Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Small-Cap Total Return Fund - R Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Total Return Fund - R Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Small-Cap Total Return Fund - Service Class | Assured Guaranty [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Small-Cap Total Return Fund - Service Class | International General Insurance Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Royce Small-Cap Total Return Fund - Service Class | Advance Auto Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - Service Class | Academy Sports & Outdoors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Small-Cap Total Return Fund - Service Class | MSC Industrial Direct Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Total Return Fund - Service Class | Kulicke & Soffa Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Small-Cap Total Return Fund - Service Class | Hackett Group (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Small-Cap Total Return Fund - Service Class | Ingevity Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Royce Small-Cap Total Return Fund - Service Class | Barrett Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Small-Cap Total Return Fund - Service Class | Healthcare Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Small-Cap Total Return Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Royce Small-Cap Total Return Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Royce Small-Cap Total Return Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Royce Small-Cap Total Return Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Small-Cap Total Return Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Royce Small-Cap Total Return Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Royce Small-Cap Total Return Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Small-Cap Total Return Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Royce Small-Cap Total Return Fund - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Small-Cap Total Return Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Royce Smaller-Companies Growth Fund - Investment Class | Axsome Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Smaller-Companies Growth Fund - Investment Class | Strata Critical Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Smaller-Companies Growth Fund - Investment Class | Seacoast Banking Corporation of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Smaller-Companies Growth Fund - Investment Class | Flotek Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Smaller-Companies Growth Fund - Investment Class | Magnite [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Smaller-Companies Growth Fund - Investment Class | Guardian Pharmacy Services Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Investment Class | ACV Auctions Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Investment Class | SI-BONE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Investment Class | BrightSpring Health Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Investment Class | JFrog [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Smaller-Companies Growth Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Royce Smaller-Companies Growth Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Royce Smaller-Companies Growth Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Royce Smaller-Companies Growth Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Royce Smaller-Companies Growth Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce Smaller-Companies Growth Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Smaller-Companies Growth Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Smaller-Companies Growth Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Royce Smaller-Companies Growth Fund - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Smaller-Companies Growth Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Royce Smaller-Companies Growth Fund - Investment Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Smaller-Companies Growth Fund - Institutional Class | Axsome Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Smaller-Companies Growth Fund - Institutional Class | Strata Critical Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Smaller-Companies Growth Fund - Institutional Class | Seacoast Banking Corporation of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Smaller-Companies Growth Fund - Institutional Class | Flotek Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Smaller-Companies Growth Fund - Institutional Class | Magnite [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Smaller-Companies Growth Fund - Institutional Class | Guardian Pharmacy Services Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Institutional Class | ACV Auctions Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Institutional Class | SI-BONE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Institutional Class | BrightSpring Health Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Institutional Class | JFrog [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Smaller-Companies Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Royce Smaller-Companies Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Royce Smaller-Companies Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Royce Smaller-Companies Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Royce Smaller-Companies Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce Smaller-Companies Growth Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Smaller-Companies Growth Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Smaller-Companies Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Royce Smaller-Companies Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Smaller-Companies Growth Fund - Institutional Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Royce Smaller-Companies Growth Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Smaller-Companies Growth Fund - Service Class | Axsome Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Royce Smaller-Companies Growth Fund - Service Class | Strata Critical Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Smaller-Companies Growth Fund - Service Class | Seacoast Banking Corporation of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Smaller-Companies Growth Fund - Service Class | Flotek Industries [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Smaller-Companies Growth Fund - Service Class | Magnite [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Smaller-Companies Growth Fund - Service Class | Guardian Pharmacy Services Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Service Class | ACV Auctions Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Service Class | SI-BONE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Service Class | BrightSpring Health Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Smaller-Companies Growth Fund - Service Class | JFrog [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Smaller-Companies Growth Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Royce Smaller-Companies Growth Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Royce Smaller-Companies Growth Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Royce Smaller-Companies Growth Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Royce Smaller-Companies Growth Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Royce Smaller-Companies Growth Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Smaller-Companies Growth Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Royce Smaller-Companies Growth Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Royce Smaller-Companies Growth Fund - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Smaller-Companies Growth Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Royce Smaller-Companies Growth Fund - Service Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Small-Cap Value Fund - Investment Class | Diebold Nixdorf [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Small-Cap Value Fund - Investment Class | Catalyst Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Value Fund - Investment Class | IBEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Investment Class | TD SYNNEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Investment Class | Timberland Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Value Fund - Investment Class | Lear Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Value Fund - Investment Class | M/I Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Value Fund - Investment Class | Unity Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Value Fund - Investment Class | Buckle (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Value Fund - Investment Class | Interface [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Value Fund - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Royce Small-Cap Value Fund - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Royce Small-Cap Value Fund - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Royce Small-Cap Value Fund - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Royce Small-Cap Value Fund - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Royce Small-Cap Value Fund - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Value Fund - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Royce Small-Cap Value Fund - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Small-Cap Value Fund - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Royce Small-Cap Value Fund - Service Class | Diebold Nixdorf [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Royce Small-Cap Value Fund - Service Class | Catalyst Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Small-Cap Value Fund - Service Class | IBEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Service Class | TD SYNNEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Small-Cap Value Fund - Service Class | Timberland Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Value Fund - Service Class | Lear Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Value Fund - Service Class | M/I Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Value Fund - Service Class | Unity Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Value Fund - Service Class | Buckle (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Value Fund - Service Class | Interface [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Small-Cap Value Fund - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Royce Small-Cap Value Fund - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Royce Small-Cap Value Fund - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Royce Small-Cap Value Fund - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Royce Small-Cap Value Fund - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Royce Small-Cap Value Fund - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Small-Cap Value Fund - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Royce Small-Cap Value Fund - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Small-Cap Value Fund - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Represents countries that are 3% or more of net assets.
[2]	Securities are categorized by the country of their headquarters.
[3]	Represents countries that are 3% or more of net assets.
[4]	Securities are categorized by the country of their headquarters.
[5]	Represents countries that are 3% or more of net assets.
[6]	Securities are categorized by the country of their headquarters.